Summary of Significant Accounting Policies - Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-controlling interest	$ 746,143	$ 1,917,433
Accumulated deficit	(396,605)	(513,242)
Net Income (Loss) Attributable to Noncontrolling Interest	110,953	(11,174)	$ 173,915
Net income (loss) attributable to the shareholders of Teekay Corporation	78,407	7,806	(82,933)
Long-term Debt	21,184	671,480
Interest Expense	38,580	68,412	89,075
Net Income (Loss) Attributable to Parent, Diluted	$ 79,482	$ 7,806	$ (82,933)
• Diluted income (loss)	$ 0.76	$ 0.08	$ (0.82)
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	1,810,599	0	0
Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	$ 109,153	$ (49,776)	$ 138,258
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-controlling interest					$ 37,400
Accumulated deficit					17,700	$ (55,100)
Disposal Group, Including Discontinued Operation, Assets, Noncurrent					53,700
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent					$ 1,400
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt				$ 6,300
Additional Paid in Capital				$ 6,334
Interest Expense		3,000
Net Income (Loss) Attributable to Parent, Diluted		$ 6,400
• Diluted income (loss)		$ 0.08
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities		9,588,378
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	172,857	$ (174,787)	105,455
Net income (loss) attributable to the shareholders of Teekay Corporation	56,231	(67,585)	(18,138)
Teekay Tankers | Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	172,857	(174,787)	105,455
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 56,231	$ (67,585)	$ (18,138)